STATEMENT OF OPERATIONS (USD $)	6 Months Ended		41 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Revenue	$ 0	$ 0	$ 0
Operating expenses	(1,358,570)	(263,779)	(3,020,086)
Formation costs	0	0	(5,317)
Total Operating expenses	(1,358,570)	(263,779)	(3,025,403)
Operating loss	(1,358,570)	(263,779)	(3,025,403)
Interest earned from investment held in trust	3,868	14,477	56,706
Net loss	$ (1,354,702)	$ (249,302)	$ (2,968,697)
Weighted average shares outstanding (in shares)	3,334,261	4,894,983	3,511,879
Basic and diluted net loss per share (in dollars per share)	$ (0.41)	$ (0.05)	$ (0.85)